Income taxes (Tables)	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Components of Tax Expenses
Components of tax expense

	For the year ended

(Millions of Canadian dollars)	October 31 2023	October 31 2022
Income taxes (recoveries) in Consolidated Statements of Income
Current tax
Tax expense for current year	$4,081	$4,151
Adjustments for prior years	851	(230)
Recoveries arising from previously unrecognized tax loss, tax credit or temporary difference of a prior period	(100)	–
	4,832	3,921
Deferred tax
Origination and reversal of temporary difference	(1,286)	232
Effects of changes in tax rates	(47)	4
Adjustments for prior years	125	231
Recoveries arising from previously unrecognized tax loss, tax credit or temporary difference of a prior period, net	(24)	(86)
	(1,232)	381
	3,600	4,302
Income taxes (recoveries) in Consolidated Statements of Comprehensive Income and Changes in Equity
Other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	(10)	(633)
Provision for credit losses recognized in income	–	(2)
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	(39)	2
Unrealized foreign currency translation gains (losses)	20	2
Net foreign currency translation gains (losses) from hedging activities	(306)	(478)
Reclassification of losses (gains) on net investment hedging activities to income	45	6
Net gains (losses) on derivatives designated as cash flow hedges	190	628
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	59	70
Remeasurement gains(losses) on employee benefit plans	(68)	287
Net gains(losses) from fair value change due to credit risk on financial liabilities designated at fair value through profit or loss	(222)	622
Net gains (losses) on equity securities designated at fair value through other comprehensive income	24	(3)
Share-based compensation awards	2	10
Distributions on other equity instruments and issuance costs	(59)	(45)
	(364)	466
Total income taxes	$3,236	$4,768

Reconciliation to Statutory Tax Rate
Reconciliation to statutory tax rate

	For the year ended

(Millions of Canadian dollars, except for percentage amounts)	October 31, 2023		October 31, 2022
Income taxes at Canadian statutory tax rate	$5,115	27.7%	$5,269	26.2%
Increase (decrease) in income taxes resulting from:
Lower average tax rate applicable to subsidiaries	(2,130)	(11.5)	(428)	(2.1)
Tax-exempt income from securities	(337)	(1.8)	(437)	(2.2)
Tax rate change	1,050	5.7	4	–
Other	(98)	(0.6)	(106)	(0.5)
Income taxes in Consolidated Statements of Income / effective tax rate	$3,600	19.5%	$4,302	21.4%

Significant Components of Deferred Tax Assets and Liabilities
Significant components of deferred tax assets and liabilities

	As at and for the year ended October 31, 2023

(Millions of Canadian dollars)	Net asset beginning of period	Change through equity	Change through profit or loss	Exchange rate differences	Acquisitions/ disposals	Other	Net asset end of period
Net deferred tax asset/(liability)
Allowance for credit losses	$987	$–	$185	$2	$–	$–	$1,174
Deferred compensation	1,504	(2)	(2)	22	–	–	1,522
Business realignment charges	12	–	11	–	–	–	23
Tax loss and tax credit carryforwards	322	–	(57)	1	(5)	–	261
Deferred (income) expense	6	(3)	661	(11)	(2)	–	651
Financial instruments measured at fair value through other comprehensive income	(16)	(330)	–	25	–	–	(321)
Premises and equipment and intangibles	(1,234)	–	302	(27)	(8)	–	(967)
Pension and post-employment related	(435)	68	37	1	(4)	–	(333)
Other	(113)	4	95	24	–	–	10
	$1,033	$(263)	$1,232	$37	$(19)	$–	$2,020
Comprising
Deferred tax assets	$1,472						$2,446
Deferred tax liabilities	(439)						(426)
	$1,033						$2,020

	As at and for the year ended October 31, 2022

(Millions of Canadian dollars)	Net asset beginning of period	Change through equity	Change through profit or loss	Exchange rate differences	Acquisitions/ disposals	Other	Net asset end of period
Net deferred tax asset/(liability)
Allowance for credit losses	$974	$–	$2	$11	$–	$–	$987
Deferred compensation	1,614	(10)	(211)	101	10	–	1,504
Business realignment charges	11	–	1	–	–	–	12
Tax loss and tax credit carryforwards	242	–	67	2	8	3	322
Deferred (income) expense	110	(1)	(126)	23	–	–	6
Financial instruments measured at fair value through other comprehensive income	(19)	(2)	–	5	–	–	(16)
Premises and equipment and intangibles	(836)	–	4	(57)	(345)	–	(1,234)
Pension and post-employment related	(163)	(287)	19	4	(8)	–	(435)
Other	4	22	(137)	(6)	4	–	(113)
	$1,937	$(278)	$(381)	$83	$(331)	$3	$1,033
Comprising
Deferred tax assets	$2,011						$1,472
Deferred tax liabilities	(74)						(439)
	$1,937						$1,033